Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2000 Branch
Significant Accounting Policies [Line Items]
Interest-Bearing Deposits in Banks, maturity period					1 year
Secured borrowings maturity period under repurchase agreements					1 year
Personal loans charged off period no later than period			180 days		180 days
Percentage of excess loan balance for watch category			90.00%		90.00%
Impaired loans measurement			Impaired loans measured for impairment generally include (1) non-accruing Special mention, Substandard and Doubtful loans in excess of $250,000; (2) Substandard and Doubtful loans in excess of $500,000; (3) Special Mention loans in excess of $500,000 if any of the loans in the relationship are more than 30 days past due or if the borrower has filed for bankruptcy; and (4) all TDRs.		Impaired loans measured for impairment generally include (1) non-accruing Special mention, Substandard and Doubtful loans in excess of $250,000; (2) Substandard and Doubtful loans in excess of $500,000; (3) Special Mention loans in excess of $500,000 if any of the loans in the relationship are more than 30 days past due or if the borrower has filed for bankruptcy; and (4) all TDRs.
Loan Receivables	$ 153,812,000		$ 153,812,000		$ 151,305,000	$ 132,038,000
Number of branches purchased during the years 1994 through 2000 | Branch							5
Deferred tax assets valuation allowance					0
Advertising expense					213,000	237,000
Unrealized gains adjustment, net of tax	(118,000)	$ 265,000	399,000	$ 90,000	62,000	836,000
Unrealized market gain included in accumulated other comprehensive income, tax		$ 136,000	305,000	$ 47,000	46,000	422,000
Special Mention
Significant Accounting Policies [Line Items]
Loan Receivables	2,048,000		$ 2,048,000		$ 3,954,000	$ 4,346,000
Loan due days			30 days		30 days
Residential First Mortgages
Significant Accounting Policies [Line Items]
Minimum balance in order to assign a risk rating grade	1,000,000		$ 1,000,000		$ 1,000,000
Consumer and Other Loans
Significant Accounting Policies [Line Items]
Minimum balance in order to assign a risk rating grade	250,000		$ 250,000		250,000
Certificates of Deposit
Significant Accounting Policies [Line Items]
Unrealized gains adjustment, net of tax					31,000
Unrealized market gain included in accumulated other comprehensive income, tax					$ 20,000
Minimum
Significant Accounting Policies [Line Items]
Number of days past due for a loan to remain on accrual status			90 days		90 days
Real estate properties acquired through, or in lieu of, loan foreclosure, valuation period					2 years
Minimum | Building
Significant Accounting Policies [Line Items]
Estimated useful lives					10 years
Minimum | Furniture and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives					3 years
Minimum | Non-accruing Special mention, Substandard and Doubtful loans
Significant Accounting Policies [Line Items]
Loan Receivables	250,000		$ 250,000		$ 250,000
Minimum | Substandard and Doubtful loans
Significant Accounting Policies [Line Items]
Loan Receivables	500,000		500,000		500,000
Minimum | Special Mention
Significant Accounting Policies [Line Items]
Loan Receivables	$ 500,000		$ 500,000		$ 500,000
Maximum | Building
Significant Accounting Policies [Line Items]
Estimated useful lives					40 years
Maximum | Furniture and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives					10 years